TAXES (Tables)	12 Months Ended
Mar. 31, 2024
TAXES
Schedule of taxes reconciles rate
	For the years ended March 31,
	2024	2023	2022
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate	(10.0)%	(10.0)%	(10.0)%
Effect of other un-deductible expenses	-	(0.1)%	(0.1)
Effect of other deductible expenses	(15.0)%	(14.9)%	(14.9)%
Total	-%	-%	-%

Schedule of income tax
	For the years ended March 31,
	2024	2023	2022
Current income tax provision	$-	$2,996	$696
Total	$-	$2,996	$696

Schedule of deferred income tax assets and liabilities
	For the years ended March 31,
	2024	2023	2022
Net accumulated loss-carry forward	$137,376	$88,609	$530,886
Less: valuation allowance	(137,376)	(88,609)	(530,886)
Net deferred tax assets	$-	$-	$-

Schedule of taxes payable
	As of March 31,	As of March 31,
	2024	2023
VAT payable	$-	$8,694
Other tax payables	-	293
Total	$-	$8,987